Related Party Transactions (Details) - USD ($)				1 Months Ended					3 Months Ended	6 Months Ended	7 Months Ended
	Mar. 17, 2026	Dec. 17, 2025	Jun. 04, 2025	Dec. 31, 2025		Nov. 30, 2025	Jun. 30, 2025		Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025		Aug. 07, 2026
Related Party Transactions [Line Items]
Class B ordinary shares issued to sponsor							$ 0	[1],[2]			$ 24,999
Outstanding balance promissory note											356,062
Administrative fees expense		$ 30,000
Aggregate sponsor amount	$ 75,000								$ 90,000	$ 180,000
Working capital loans
Units price per share (in Dollars per share)				$ 10					$ 10	$ 10	$ 10
Subsequent Event [Member]
Related Party Transactions [Line Items]
Working capital loans													$ 1,500,000
Units price per share (in Dollars per share)													$ 10
Sponsor [Member]
Related Party Transactions [Line Items]
Number of additional shares (in Shares)				2,300,000		2,875,000					2,300,000
Cover expense			$ 600,000
Related Party [Member]
Related Party Transactions [Line Items]
Outstanding balance promissory note										$ 356,062	$ 356,062
Director Agreement [Member]
Related Party Transactions [Line Items]
Aggregate sponsor amount									$ 56,250	$ 56,250
Founder Shares [Member]
Related Party Transactions [Line Items]
Share price (in Dollars per share)			$ 0.003	$ 10							$ 10
Number of additional shares (in Shares)				13,800,000							13,800,000
Aggregate sponsor amount											$ 15,000
Working capital loans				$ 1,500,000							$ 1,500,000
Private Placement [Member]
Related Party Transactions [Line Items]
Share price (in Dollars per share)									$ 10	$ 10
Working capital loans									$ 1,500,000	$ 1,500,000
Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.0001	[3],[4]				$ 0.0001	$ 0.0001	$ 0.0001	[3],[4]
Ordinary shares, shares issued (in Shares)				13,800,000	[3],[4]				13,800,000	13,800,000	13,800,000	[3],[4]
Ordinary shares, shares outstanding (in Shares)				13,800,000	[3],[4]				13,800,000	13,800,000	13,800,000	[3],[4]
Class B Ordinary Shares [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Class B ordinary shares issued to sponsor (in Shares)			8,625,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001
Class B ordinary shares issued to sponsor			$ 25,000
Ordinary shares, shares issued (in Shares)						11,500,000
Ordinary shares, shares outstanding (in Shares)						11,500,000
Class B Ordinary Shares [Member] | Founder Shares1 [Member]
Related Party Transactions [Line Items]
Ordinary shares, shares outstanding (in Shares)						11,500,000

[1]	In November 2025 and December 2025, the Company issued 25,175,000 Class B Ordinary Shares to the Sponsor by way of a share capitalization, resulting in the total number of outstanding Class B Ordinary Shares increasing to 13,800,000. All share and per share data has been retrospectively presented.
[2]	Includes up to 1,800,000 Class B Ordinary Shares subject to forfeiture if the Over-Allotment Option was not exercised in full or in part by the Underwriter (see Note 7).
[3]	On June 4, 2025, the Company issued 8,625,000 Founder Shares to the Sponsor. In November 2025 and December 2025, the Company issued an additional 2,875,000 and 2,300,000 Founder Shares, respectively, to the Sponsor, resulting in a total of 13,800,000 Founder Shares (see Note 5).
[4]	Up to 1,800,000 Class B ordinary shares were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. On December 18, 2025, the underwriters exercised their over-allotment option in full as part of the closing of the Initial Public Offering, as such, the 1,800,000 Founder Shares are no longer subject to forfeiture (see Note 5).